Other Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other income
Interest and Other	$ 12,689	$ 15,557	$ 49,158	$ 26,486	$ 70,187	$ 48,202	$ 61,741
Total	27,147	24,496	73,102	47,759	123,250	57,910	61,741
AeroTurbine
Other income
Revenue : Engines, airframes, parts and supplies					308,981	71,778
Cost of sales					(255,918)	(62,070)
Gross profit					$ 53,063	$ 9,708